Summary of Significant Accounting Policies - Cash and Cash Equivalents and Foreign Currency Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Short-term restricted cash	$ 0.5	$ 0.4
Foreign Currency Gains and Losses
Total foreign currency transaction gains (losses)	$ (2.1)	$ (1.8)	$ (1.1)